Segment Information - Certain Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Segment Information
Revenues	$ 1,315,083	$ 1,302,609	$ 1,290,965	$ 1,287,010	$ 1,332,796	$ 1,303,978	$ 1,284,652	$ 1,228,355	$ 5,195,667	$ 5,149,781	$ 5,216,524
Equity in earnings of joint ventures and affiliated companies									51,957	46,765	54,918
Operating Income (Loss)	$ 24,615	$ (1,624)	$ (14,051)	$ 41,022	$ 18,973	$ 55,151	$ 14,396	$ 39,432	49,962	127,952	55,346
National Governments
Segment Information
Revenues									1,960,439	1,378,478	1,369,805
Equity in earnings of joint ventures and affiliated companies									19,605	30,419	36,445
Operating Income (Loss)									5,641	11,945	13,745
Private
Segment Information
Revenues									1,309,876	1,661,163	1,747,027
Equity in earnings of joint ventures and affiliated companies									3,860	1,379	1,960
Operating Income (Loss)									51,062	100,863	15,820
State And Local Governments
Segment Information
Revenues									1,925,352	2,110,140	2,099,692
Equity in earnings of joint ventures and affiliated companies									28,492	14,967	16,513
Operating Income (Loss)									$ (6,741)	$ 15,144	$ 25,781